CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Jun. 30, 2012
Capital Lease Obligations Tables
Leases

Property and equipment includes the following amounts for leases that have been capitalized as of June 30, 2012 and 2011:

	Useful Life (Years)	June 30, 2012	June 30, 2011

Equipment	5	$60,523	$60,523
Software	5	79,214	79,214
		139,737	139,737
Acumulated Depreciation		(125,058)	(97,110)
		$14,679	$42,627

CAPITAL LEASE OBLIGATIONS

Future minimum payments required under capital leases at June 30, 2012, are as follows:

June 30, 2012

FY 2013	$19,397
Thereafter	-

Total future payments	19,397
Less: Amount representing interest	757

Present value of future minimum payments	18,640
Less: Current portion	18,640

Long term portion	$-